Operating expenses - Disclosure of general and administrative expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of attribution of expenses by nature to their function [line items]
Operating expenses	€ 185,433	€ 131,997	€ 69,419
General and administrative expense
Disclosure of attribution of expenses by nature to their function [line items]
Personnel costs	19,434	13,105	1,403
Consulting and professional fees	7,990	6,393	2,624
Other expenses	5,522	2,893	3,466
Operating expenses	€ 32,946	€ 22,391	€ 7,492